Share-based compensation (Details 2) (Service-based share options)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assumptions used to estimate the fair value of options granted
Risk-free interest rates	0.47%
Risk-free interest rates, Minimum		0.41%	0.96%
Risk-free interest rates, Maximum		1.62%	1.93%
Expected life	3 years 7 months 20 days
Expected dividend yield	3.64%
Expected volatility, Minimum		54.62%	56.01%
Expected volatility, Maximum		63.18%	57.59%
Expected volatility	62.61%
Minimum
Assumptions used to estimate the fair value of options granted
Expected life		3 years 2 months 12 days	3 years 6 months 4 days
Maximum
Assumptions used to estimate the fair value of options granted
Expected life		4 years 3 months	4 years 3 months 4 days